PROPERTY, PLANT, AND EQUIPMENT, NET (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 35,239	¥ 22,882	¥ 24,077